Capital Commitments (Detail) $ in Thousands	Dec. 31, 2017 USD ($)
Commitment And Contingencies [Line Items]
Year 2018	$ 11,346
Year 2019 and thereafter	8,556
Other Commitment, Total	$ 19,902